Preferred stock	12 Months Ended
Mar. 31, 2018
Preferred stock

14. Preferred stock

The composition of preferred stock at March 31, 2016, 2017 and 2018 is as follows:

2016	Aggregate amount	Number of shares			Liquidation value per share	Convertible or not
Class of stock		Authorized (1)	Issued	In treasury
	(in millions of yen)				(in yen)
Eleventh series class XI preferred stock (2)	914,752	914,752,000	914,752,000	815,828,400	1,000	Yes
First series class XIV preferred stock (3)	—	900,000,000	—	—	—	—
Second series class XIV preferred stock (3)	—	900,000,000	—	—	—	—
Third series class XIV preferred stock (3)	—	900,000,000	—	—	—	—
Fourth series class XIV preferred stock (3)	—	900,000,000	—	—	—	—
First series class XV preferred stock (4)	—	900,000,000	—	—	—	—
Second series class XV preferred stock (4)	—	900,000,000	—	—	—	—
Third series class XV preferred stock (4)	—	900,000,000	—	—	—	—
Fourth series class XV preferred stock (4)	—	900,000,000	—	—	—	—
First series class XVI preferred stock (5)	—	1,500,000,000	—	—	—	—
Second series class XVI preferred stock (5)	—	1,500,000,000	—	—	—	—
Third series class XVI preferred stock (5)	—	1,500,000,000	—	—	—	—
Fourth series class XVI preferred stock (5)	—	1,500,000,000	—	—	—	—

Total	914,752		914,752,000	815,828,400

2017	Aggregate amount	Number of shares			Liquidation value per share	Convertible or not
Class of stock		Authorized (1)	Issued	In treasury
	(in millions of yen)				(in yen)
Class XI preferred stock	—	914,752,000	—	—	—	—
First series class XIV preferred stock (3)	—	900,000,000	—	—	—	—
Second series class XIV preferred stock (3)	—	900,000,000	—	—	—	—
Third series class XIV preferred stock (3)	—	900,000,000	—	—	—	—
Fourth series class XIV preferred stock (3)	—	900,000,000	—	—	—	—
First series class XV preferred stock (4)	—	900,000,000	—	—	—	—
Second series class XV preferred stock (4)	—	900,000,000	—	—	—	—
Third series class XV preferred stock (4)	—	900,000,000	—	—	—	—
Fourth series class XV preferred stock (4)	—	900,000,000	—	—	—	—
First series class XVI preferred stock (5)	—	1,500,000,000	—	—	—	—
Second series class XVI preferred stock (5)	—	1,500,000,000	—	—	—	—
Third series class XVI preferred stock (5)	—	1,500,000,000	—	—	—	—
Fourth series class XVI preferred stock (5)	—	1,500,000,000	—	—	—	—

Total	—		—	—

2018	Aggregate amount	Number of shares			Liquidation value per share	Convertible or not
Class of stock		Authorized (1)	Issued	In treasury
	(in millions of yen)				(in yen)
First series class XIV preferred stock (3)	—	900,000,000	—	—	—	—
Second series class XIV preferred stock (3)	—	900,000,000	—	—	—	—
Third series class XIV preferred stock (3)	—	900,000,000	—	—	—	—
Fourth series class XIV preferred stock (3)	—	900,000,000	—	—	—	—
First series class XV preferred stock (4)	—	900,000,000	—	—	—	—
Second series class XV preferred stock (4)	—	900,000,000	—	—	—	—
Third series class XV preferred stock (4)	—	900,000,000	—	—	—	—
Fourth series class XV preferred stock (4)	—	900,000,000	—	—	—	—
First series class XVI preferred stock (5)	—	1,500,000,000	—	—	—	—
Second series class XVI preferred stock (5)	—	1,500,000,000	—	—	—	—
Third series class XVI preferred stock (5)	—	1,500,000,000	—	—	—	—
Fourth series class XVI preferred stock (5)	—	1,500,000,000	—	—	—	—

Total	—		—	—

Notes:
(1)	The total number of shares authorized to be issued was 4,214,752,000 shares at March 31, 2016 and 2017, and 3,300,000,000 shares at March 31, 2018.
(2)	The aggregate amount and number of issued shares include the preferred stock in treasury which has been converted into common stock but not yet cancelled.
(3)	The total number of authorized shares for each series of class XIV preferred stock cannot exceed 900,000,000.
(4)	The total number of authorized shares for each series of class XV preferred stock cannot exceed 900,000,000.
(5)	The total number of authorized shares for each series of class XVI preferred stock cannot exceed 1,500,000,000.

Holders or registered pledgees of preferred stock are entitled to receive annual dividends, and distribution of residual assets of MHFG as set out above at the liquidation value per share, prior to holders of common stock but pari passu among themselves. MHFG may pay up to one-half of the annual dividend payable on each class of preferred stock as an interim dividend. Dividends on preferred stock are not cumulative. Holders of preferred stock are not entitled to vote at a general meeting of shareholders except where the articles of incorporation entitle holders of preferred stock to vote.

In June 2013, MHFG newly authorized class XIV preferred stock, class XV preferred stock and class XVI preferred stock to meet the requirements of Basel III. Under Basel III, in order for preferred stock issued by a bank holding company to be included as its regulatory capital under the capital adequacy requirements, the terms and conditions of the preferred stock are required to include a provision that in the event the bank holding company is considered to be non-viable, (1) a write-off of the relevant preferred stock or (2) a conversion of the relevant preferred stock into common stock shall be effected (loss-absorption clause). In respect of class XI preferred stock, which was authorized before the implementation of Basel III in the articles of incorporation of MHFG, it was not possible to include the foregoing loss-absorption clause in the terms and conditions of that preferred stock under the current provisions of the articles of incorporation. Therefore, class XIV preferred stock, class XV preferred stock and class XVI preferred stock were newly authorized so that the foregoing loss-absorption clause can be included in the terms and conditions of class XIV preferred stock, class XV preferred stock and class XVI preferred stock by a resolution of the board of directors relating to the issuance of the relevant preferred stock. Besides the foregoing loss-absorption clause, provisions regarding the preferred stock dividends, distribution of residual assets, acquisition clause and rights to request acquisition in respect of class XIV preferred stock, class XV preferred stock and class XVI preferred stock were newly established. In addition, each of class XIV preferred stock, class XV preferred stock and class XVI preferred stock was established in multiple series as a separate class of shares in order to enable MHFG to issue that preferred stock in multiple series.

The following table shows the changes in the number of shares and the aggregate amount of preferred stock during the fiscal years ended March 31, 2016, 2017 and 2018:

Class of stock	Issued shares at March 31, 2015	Net change	Issued shares at March 31, 2016	Net change	Issued shares at March 31, 2017	Net change	Issued shares at March 31, 2018
	(number of shares)
Eleventh series class XI preferred stock (Note)	914,752,000	—	914,752,000	(914,752,000)	—	—	—

Total	914,752,000	—	914,752,000	(914,752,000)	—	—	—

Class of stock	Aggregate amount at March 31, 2015	Net change	Aggregate amount at March 31, 2016	Net change	Aggregate amount at March 31, 2017	Net change	Aggregate amount at March 31, 2018
	(in millions of yen)
Eleventh series class XI preferred stock (Note)	914,752	—	914,752	(914,752)	—	—	—

Total	914,752	—	914,752	(914,752)	—	—	—

Note:	In July 2016, all shares of the eleventh series class XI preferred stock were converted into common stock and cancelled.